Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	(34.00%)	(34.00%)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	(52.30%)	30.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	4.60%	(2.80%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Meals and Entertainment, Percent	(0.40%)	0.30%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Change in fair value of warrants	83.80%	2.60%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-based Compensation Cost, Percent	(1.30%)	1.00%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Other, Percent	(0.40%)	2.90%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	0.00%	0.00%